Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Current assets:
Cash and cash equivalents	$ 35,917,907	$ 1,801	$ 19,745,656
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	54,636,395	2,739	47,718,025
Accounts receivable:
Subscribers, distributors, recoverable taxes, contract assets and other, net	207,977,954	10,426	204,706,296
Related parties	1,391,300	70	1,273,140
Derivative financial instruments	20,928,335	1,049	6,825,760
Inventories, net	30,377,439	1,523	41,102,012
Other current assets, net	8,993,907	451	9,473,434
Total current assets	360,223,237	18,059	330,844,323
Non-current assets:
Property, plant and equipment, net	722,929,631	36,239	639,343,370
Intangibles, net	133,456,967	6,690	125,169,389
Goodwill	143,052,859	7,171	152,899,801
Investments in associated companies	1,829,760	92	2,474,193
Deferred income taxes	115,370,240	5,783	106,167,897
Accounts receivable, subscriber, distributors and contract assets, net	7,792,863	391	15,139,442
Other assets, net	38,415,826	1,926	41,892,019
Right-of-use assets	101,976,844	5,112	118,003,223
Total assets	1,625,048,227	81,463	1,531,933,657
Current liabilities:
Short-term debt and current portion of long-term debt	148,083,184	7,423	129,172,033
Short-term liability related to right-of-use of assets	25,067,905	1,257	25,894,711
Accounts payable	186,995,472	9,374	216,112,824
Accrued liabilities	50,291,851	2,521	52,371,252
Income tax	14,644,979	734	33,026,606
Other taxes payable	27,969,739	1,402	24,373,400
Derivative financial instruments	14,230,249	713	9,596,751
Related parties	3,999,916	201	3,460,419
Deferred revenues	36,027,383	1,806	31,391,749
Total current liabilities	507,310,678	25,431	525,399,745
Non-current-liabilities:
Long-term debt	480,299,772	24,077	495,082,444
Long-term liability related to right-of-use of assets	84,259,336	4,224	94,702,022
Deferred income taxes	49,067,163	2,460	18,093,041
Deferred revenues	2,875,467	144	3,425,738
Asset retirement obligations	17,887,991	897	15,816,744
Employee benefits	168,230,202	8,433	152,507,058
Total non-current liabilities	802,619,931	40,235	779,627,047
Total liabilities	1,309,930,609	65,666	1,305,026,792
Equity:
Capital stock	96,341,695	4,829	96,338,262
Retained earnings:
Prior years	267,865,420	13,428	213,719,236
Profit for the year	46,852,605	2,349	67,730,891
Total retained earnings	314,718,025	15,777	281,450,127
Other comprehensive loss items	(160,580,917)	(8,049)	(199,878,430)
Equity attributable to equity holders of the parent	250,478,803	12,557	177,909,959
Non-controlling interests	64,638,815	3,240	48,996,906
Total equity	315,117,618	15,797	226,906,865
Total liabilities and equity	$ 1,625,048,227	$ 81,463	$ 1,531,933,657